Document and Entity Information	Jan. 16, 2024
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001750149
Document Type	8-K/A
Document Period End Date	Jan. 16, 2024
Entity Registrant Name	INHIBIKASE THERAPEUTICS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39676
Entity Tax Identification Number	26-3407249
Entity Address, Address Line One	3350 Riverwood Parkway SE
Entity Address, Address Line Two	Suite 1900
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30339
City Area Code	(678)
Local Phone Number	392-3419
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value
Trading Symbol	IKT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	On January 16, 2024, Inhibikase Therapeutics, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Original 8-K”) announcing, among other things, the appointment of Garth Lees-Rolfe as Chief Financial Officer of the Company, effective at the end of the first quarter of 2024 or March 31, 2024 (the “Appointment”). In accordance with Instruction 2 to Item 5.02 of Form 8-K, the Company is filing this Amendment No. 1 to the Original 8-K (this “Amendment No. 1”) to provide information regarding the compensation arrangements entered into with Mr. Lees-Rolfe in connection with the Appointment, which arrangements had not been determined at the time of the filing of the Original 8-K. Except as expressly set forth herein, this Amendment No. 1 does not amend the Original 8-K in any way and does not modify or update any other disclosures contained in the Original 8-K. This Amendment No. 1 supplements the Original 8-K and should be read in conjunction with the Original 8-K.